ACCOUNT RECEIVABLES, NET (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES, NET

Accounts receivables, net consisted of the following at December 31, 2025 and March 31, 2025:

	December 31, 2025	March 31, 2025
Accounts receivable	$172,385	25,213
Less: allowance for doubtful accounts	-	(17,733)
Accounts receivable, net	$172,385	7,480

Accounts receivable, net consisted of the following at March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Accounts receivable	$25,213	-
Less: allowance for doubtful accounts	(17,733)	-
Accounts receivable, net	$7,480	$-

SCHEDULE OF MOVEMENT OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The movement of allowance for doubtful accounts are as follows:

	December 31, 2025	March 31, 2025
Beginning balance	$17,733	-
Write-off	(17,733)	-
Addition	-	17,708
Exchange difference	-	25
Ending balance	$-	17,733
The movement of allowance for doubtful accounts are as follows:
	March 31, 2025	March 31, 2024
Beginning balance	$-	-
Addition	17,708	-
Exchange difference	(25)	-
Ending balance	$17,733	-